Schedule of Investments
December 31, 2021(unaudited)
Forester Value Fund Class I

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 85.54%

Communication Services - 2.15%
AT&T, Inc.			4,030		99,138

Consumer Discretionary - 2.98%
Ebay, Inc.			2,070		137,655

Consumer Staples - 15.60%
Conagra Brands, Inc.			2,780		94,937
General Mills, Inc.			2,860		192,707
JM Smucker Co.			1,010		137,178
The Kroger Co.			3,820		172,893
Tyson Foods, Inc. Class A			1,400		122,024

					719,739

Energy - 8.45%
Chevron Corp.			1,400		164,290
DT Midstream, Inc.			475		22,790
Exxon Mobil Corp.			790		48,340
Pioneer Natural Resources Co.			850		154,598

					390,018

Financials - 12.00%
Allstate Corp.			1,130		132,944
Aon Plc. (United Kingdom)			510		153,286
Travelers Companies, Inc.			720		112,630
US Bancorp, Inc.			2,760		155,029

					553,889

Health Care - 18.42%
AbbVie, Inc.			400		54,160
Bristol Myers Squibb Co.			1,680		104,748
Cardinal Health, Inc.			1,920		98,861
Cigna Corp.			370		84,963
CVS Health Corp.			1,900		196,004
Johnson & Johnson			940		160,806
UnitedHealth Group, Inc.			300		150,642

					850,184

Industrial Goods - 6.10%
3M Co.			850		150,985
Quanta Services, Inc.			1,140		130,712

					281,697

Information Technology - 6.70%
International Business Machines Corp.			830		110,938
Kyndryl Holdings, Inc. (2)			166		3,005
Microsoft Corp.			200		67,264
Oracle Corp.			1,470		128,199

					309,406

Industrial Goods - 4.09%
Alamos Gold, Inc.			6,500		49,985
Newmont Goldcorp Corp.			2,236		138,677

					188,662

Utilities - 9.04%
DTE Energy Co.			950		113,563
Exelon Corp.			2,800		161,728
First Energy Corp.			3,410		141,822

					417,113

Total Common Stock			(Cost $ 2,166,759)		3,947,501

U.S. Government Obligations - 5.42%

U.S. Government Treasury Bill, 0.000%, 02/03/2022			250,000		249,994

Total U.S. Government Obligations			(Cost $ 249,996)		249,994

Money Market Registered Investment Companies - 8.63%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio -.01% (4)			398,123		398,123

Total Money Market Registered Investment Companies			(Cost $ 398,123)		398,123

Total Investments - 100.08%			(Cost $ 2,903,428)		4,618,858

Liabilities in Excess of Other Assets - -.08%					(3,874)

Total Net Assets - 100.00%					4,614,984

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, January 21, 2022, Put @ $3,900.00	10	1/21/2022	3,900,000		2,000
S&P 500 Index, February 18, 2022, Put @ $4,000.00	20	2/18/2022	8,000,000		21,240

Total Options	30		(Cost $ 88,550)		23,240

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$4,618,858	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$4,618,858		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the coupon rate shown represents the yield at December 31, 2021
(5) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2021.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.